THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                   1300 S. Clinton Street
                               Fort Wayne, IN 46802


Direct Dial:  (260) 455-1847
Facsimile:   (260) 455-5135

September 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:      Lincoln Life Variable Annuity Account N
         File Nos. 811-08517; 333-40937; 333-36316; 333-36304; 333-61554;
         333-119165

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended, (the "Act"), Lincoln Life Variable Annuity Account N (the "Account"), a unit investment trust registered under the Act, mailed to its contract owners a report containing financial statements and other applicable information required by Rule 30e-1 under the Act ("Semi-Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their Semi-Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Brian Burke

Brian Burke
Counsel
The Lincoln National Life Insurance Company